Income Taxes - Summary of Effective Income Tax for Continuing Operations From Statutory Canadian Tax Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income tax expense at statutory Canadian rates	25.90%	25.60%
Increase (decrease) resulting from:
Rate differential on foreign income	(1.80%)	2.50%
Non-deductible expenses and non-taxable income	(0.10%)	1.60%
Unrecognized tax losses and temporary differences	(0.10%)	(0.50%)
Research and development and other tax credits	(0.70%)	(1.10%)
Other	0.50%	(1.50%)
Average effective tax rate	23.70%	26.60%